SHARE CAPITAL - Disclosure of restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Abstract]
Restricted share units, outstanding, beginning of year	0	0
Granted	374,310	0
Cancelled	(10,790)	0
Restricted share units, outstanding, end of year	363,520	0